Equity - Additional Information (Details) ₨ / shares in Units, $ / shares in Units, $ in Millions					12 Months Ended
	Jun. 25, 2025 USD ($)	Apr. 17, 2025 ₨ / shares	Apr. 17, 2025 $ / shares	Oct. 13, 2022 INR (₨) ₨ / shares	Mar. 31, 2025 USD ($) Class	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2025 ₨ / shares	Mar. 31, 2025 USD ($) Vote $ / shares shares	Mar. 31, 2024 ₨ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2022 shares
Disclosure Of Equity [Line Items]
Treasury shares | shares								12,172,119		9,655,927		10,916,829	13,725,712
Par value per share | (per share)									₨ 5	$ 0.16	₨ 5	$ 0.16
Number of classes of shares referred to as equity shares | Class					1
Dividends and share buy back period					5 years
Maximum share value available for buy back | ₨				₨ 93,000,000,000
Maximum buyback price per share | ₨ / shares				₨ 1,850
Buyback of shares								$ 1,398
Capital redemption reserve										$ 24		$ 24
Number of votes per equity share | Vote										1
Dividends paid					$ 2,416	$ 1,777		1,697
Expected dividend outflow					$ 2,416	$ 1,777		$ 1,697
Voting, dividend or liquidation rights description					There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.
Nonadjusting Events After Reporting Period
Disclosure Of Equity [Line Items]
Final dividend proposed | (per share)		₨ 22	$ 0.26
Expected dividend outflow	$ 1,066
Buyback Program Completed in February 2023
Disclosure Of Equity [Line Items]
Buyback of shares commencement date							Dec. 07, 2022	Dec. 07, 2022
Buyback of shares actual completion date							Feb. 13, 2023	Feb. 13, 2023
Equity shares repurchased | shares							60,426,348	60,426,348
Average buy back price | ₨ / shares							₨ 1,539.06
Percentage of buyback paid-up equity share capital							1.44%	1.44%
Buyback of shares							₨ 93,000,000,000	$ 1,130
Capital redemption reserve								$ 3
Top of Range
Disclosure Of Equity [Line Items]
Percentage of free cash flow as dividend payout					85.00%